Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2022 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Boston Management and Research. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At January 31, 2022, the Fund owned 1.6% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2022 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 26.7%

Description		Value
Senior Debt Portfolio (identified cost $153,101,004)		$153,984,402

Total Investment in Affiliated Portfolio (identified cost $153,101,004)		$153,984,402

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value
ARI Fleet Lease Trust, Series 2018-B, Class A2, 3.22%, 8/16/27(1)	$7	$6,564
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,354	1,350,768
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	148	148,690
LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28(1)	138	137,914
Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	240	240,204
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	73	71,963
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	31	30,549
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,054	1,054,355
Stack Infrastructure Issuer, LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	966	994,869
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	37	37,085
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,067,968

Total Asset-Backed Securities (identified cost $5,245,991)		$5,140,929

Commercial Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.119%, 8/10/50(1)(2)	$455	$452,931
Series 2015-CR22, Class D, 4.106%, 3/10/48(1)(2)	1,000	984,878
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.733%, 8/15/46(1)(2)	88	87,264

Total Commercial Mortgage-Backed Securities (identified cost $1,583,691)		$1,525,073

U.S. Treasury Obligations — 67.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
2.00%, 1/15/26(3)	$19,603	$22,286,554

Security	Principal Amount (000’s omitted)	Value
2.375%, 1/15/25(3)	$20,641	$23,211,001
2.375%, 1/15/27(3)	6,891	8,163,807
U.S. Treasury Inflation-Protected Notes:
0.125%, 7/15/24(3)	16,385	17,278,776
0.125%, 10/15/24(3)	21,663	22,862,380
0.125%, 4/15/25(3)	19,366	20,451,335
0.125%, 10/15/25(3)	26,776	28,412,224
0.125%, 4/15/26(3)	26,492	28,100,883
0.125%, 7/15/26(3)	20,869	22,258,502
0.125%, 10/15/26(3)	15,255	16,279,284
0.25%, 1/15/25(3)	24,640	26,085,683
0.375%, 7/15/23(3)	21,495	22,452,763
0.375%, 7/15/25(3)	19,922	21,328,941
0.375%, 1/15/27(3)	10,355	11,179,285
0.50%, 4/15/24(3)	20,936	22,086,319
0.625%, 4/15/23(3)	19,020	19,755,097
0.625%, 1/15/24(3)	23,821	25,098,910
0.625%, 1/15/26(3)	29,239	31,582,836

Total U.S. Treasury Obligations (identified cost $389,268,762)		$388,874,580

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	18,743,885	$18,742,010

Total Short-Term Investments (identified cost $18,742,010)		$18,742,010

Total Investments — 98.6% (identified cost $567,941,458)		$568,266,994

Other Assets, Less Liabilities — 1.4%		$8,237,331

Net Assets — 100.0%		$576,504,325

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $6,666,002 or 1.2% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.335% (pays upon termination)	3/2/25	$499,081
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.404% (pays upon termination)	3/6/25	550,380
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.655% (pays upon termination)	3/27/25	589,802
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.915% (pays upon termination)	9/2/25	623,093
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.454% (pays upon termination)	3/24/26	721,848
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.729% (pays upon termination)	5/27/26	511,793
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.705% (pays upon termination)	8/11/26	376,370
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.901% (pays upon termination)	9/1/26	565,472
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.999% (pays upon termination)	1/4/27	46,363
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.545% (pays upon termination)	4/19/27	643,448
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.81% (pays upon termination)	10/12/27	202,292
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.239% (pays upon termination)	11/19/27	(121,640)

							$5,208,302

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	$338,848
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	341,949
Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	604,712

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
Barclays Bank PLC	$6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	$363,151
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	536,820
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	254,896
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	398,681
Citibank, N.A.	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.164% (pays upon termination)	10/28/26	61,887
Goldman Sachs International	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	536,617
Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	483,775

							$3,921,336

Abbreviations:

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $18,742,010, which represents 3.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,713,035	$100,231,608	$(91,201,739)	$(894)	$—	$18,742,010	$2,062	18,743,885

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$153,984,402	$—	$—	$153,984,402
Asset-Backed Securities	—	5,140,929	—	5,140,929
Commercial Mortgage-Backed Securities	—	1,525,073	—	1,525,073
U.S. Treasury Obligations	—	388,874,580	—	388,874,580
Short-Term Investments	—	18,742,010	—	18,742,010
Total Investments	$153,984,402	$414,282,592	$—	$568,266,994
Swap Contracts	$—	$9,251,278	$—	$9,251,278
Total	$153,984,402	$423,533,870	$—	$577,518,272

Liability Description
Swap Contracts	$—	$(121,640)	$—	$(121,640)
Total	$—	$(121,640)	$—	$(121,640)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at January 31, 2022 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.